Provision for post-employment benefits - Pension Expense Charged to Operating Profit, Amounts Charged to Finance Costs and Amounts Recognised in Consolidated Statement of Comprehensive Income (OCI) (Detail) - GBP (£)
£ in Millions
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of net defined benefit (liability) asset
Charge to operating profit	£ 16.1	£ 24.6	£ 25.0
Net interest expense on pension plans	6.3	6.7	7.3
Actuarial gain/(loss) recognised in OCI	17.0	(15.9)	33.5
Post employment pension expense [member]
Disclosure of net defined benefit (liability) asset
Service cost	13.0	22.4	23.0
Administrative expenses	3.1	2.2	2.0
Charge to operating profit	16.1	24.6	25.0
Net interest expense on pension plans	6.3	6.7	7.3
Charge to profit before taxation for defined benefit plans	22.4	31.3	32.3
Return on plan assets (excluding interest income)	13.4	66.3	(31.7)
Changes in demographic assumptions underlying the present value of the plan liabilities	12.7	6.7	13.8
Changes in financial assumptions underlying the present value of the plan liabilities	(17.0)	(92.6)	55.4
Experience gain/(loss) arising on the plan liabilities	7.9	1.0	(1.3)
Change in irrecoverable surplus		2.7	(2.7)
Actuarial gain/(loss) recognised in OCI	£ 17.0	£ (15.9)	£ 33.5